Filed pursuant to Rule 497(e)

Registration Statement No. 333-72572

SUPPLEMENT DATED MARCH 25, 2008 TO

PROSPECTUS DATED MAY 1, 2007 FOR

FLEXIBLE PREMIUM SINGLE LIFE AND JOINT AND LAST SURVIVOR

VARIABLE LIFE INSURANCE POLICIES

ISSUED BY

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

THROUGH ITS

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Genworth Life and Annuity Insurance Company (the “Company”) has made the decision to discontinue offering RetireReadySM Accumulator Flexible Premium Single Life and Joint and Last Survivor Variable Life Insurance Policies for new policy sales effective on and after May 1, 2008. Policyholders whose policies were issued prior to May 1, 2008 may continue to allocate premium in accordance with the terms of the policy.

Please retain your prospectus dated May 1, 2007 and all subsequent prospectus supplements for future reference. You may contact the Company by writing or calling:

Variable Life Service Center

3100 Albert Lankford Drive

Lynchburg, Virginia 24501

1.800.352.9910

18456 SUPPA 03/25/08